Filed pursuant to Rule 497(e) under the
Securities Act of 1933, as amended
Securities Act File No. 333-141120

GOTHAM ABSOLUTE RETURN FUND

Institutional Class Shares

GARIX

GOTHAM ENHANCED RETURN FUND

Institutional Class Shares

GENIX

GOTHAM NEUTRAL FUND

Institutional Class Shares

GONIX

of

FUNDVANTAGE TRUST

Supplement dated November 15, 2013 to the Prospectus and Statement of Additional Information (“SAI”) for each of Gotham Absolute Return Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund (collectively, the “Gotham Funds”) each dated September 1, 2013.

Reduction of Minimum Additional Investment to $5,000

The minimum additional investment for each of the Gotham Absolute Return Fund, the Gotham Enhanced Return Fund and the Gotham Neutral Fund has been reduced to $5,000, effective November 15, 2013.  The minimum initial investment for the each of the Gotham Funds remains $250,000.  All references in the Prospectus and SAI to the former minimum additional investment are hereby changed accordingly.

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For more information about each Gotham Fund’s investment goals, strategies, and risks, see the Prospectus and SAI. The Prospectus and SAI, are available, free of charge, by calling (877) 974-6852 and on the Gotham Fund’s website at www.gothamfunds.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE